Organization and Principal Activities (Details) - Schedule of consolidated statements of income - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization and Principal Activities (Details) - Schedule of consolidated statements of income [Line Items]
Net revenues	¥ 940,783	$ 144,181	¥ 700,729	¥ 410,810
Third party customers	936,551	143,532	635,855	393,207
Inter-companies	4,232	649	64,874	17,603
Net (loss) income	¥ 45,722	$ 7,007	¥ 36,982	¥ (32,108)